Due to Officers/Stockholders	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
4.	Due to Officers/Stockholders

Due to officers/stockholders consists of unpaid salaries, accrued leave and advances due from the three executives of the Group entities totaling $473,129 at December 31, 2011. During the period from January 1 to September 28, 2012, there were net increases in the amounts due to the officers/stockholders of $414,848 resulting in an unpaid balance of $887,977. On September 28, 2012, these amounts were repaid in full.

4.	Due to Officers/Stockholders

Due to officers/stockholders consists of unpaid salaries, accrued leave and advances from the three executives of the Group entities totaling $473,129 and $172,778 at December 31, 2011 and 2010, respectively.